Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost of goods sold	$ 223,394	$ 141,166
Administrative expenses	19,055	79,607	$ 9,973
Selling and distributive expenses	18,859	11,421
Total cost of goods sold, administrative and selling and distribution expenses	261,308	232,194	9,973
Contributions made to defined contribution plans	6,434	2,650	0
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Change in production stock	(8,620)	12,150
Consumables and other production purchases	20,111	12,344
Repairs and maintenance	15,363	7,864
Energy and utilities	21,100	8,383
Employee benefits	66,111	31,352
Contractors	18,453	12,838
Depreciation on property, plant and equipment	78,360	46,659
Insurance	5,056	4,962
Others	7,460	4,614
Cost of goods sold	223,394	141,166
Administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition costs	(483)	60,321	7,521
Employee benefits	9,013	5,866	224
Legal and professional fees	8,625	10,054	1,579
Initial public offering related costs	706	831
Insurance	280	1,928	325
Others	914	607	324
Administrative expenses	19,055	79,607	$ 9,973
Selling and distributive expenses
Disclosure of attribution of expenses by nature to their function [line items]
Transportation	7,682	3,410
Others	(310)	738
Government royalties and levies	11,487	7,273
Selling and distributive expenses	$ 18,859	$ 11,421